CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,088	$ 920	$ 1,381
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,113	1,090	976
Deferred income taxes and investment tax credits	334	(43)	3
Gains on sale of assets	(114)	(7)	0
Loss from plant closure	200	0	0
Equity earnings	(55)	324	(61)
Remeasurement of equity method investments	0	0	(277)
Fixed-price contracts and other derivatives	(21)	(26)	2
Other adjustments to reconcile net income to net cash provided by operating activities	13	41	(15)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(273)	36	(32)
Net change in income taxes, net	(38)	(29)	269
Net change in inventories	116	(78)	(84)
Net change in other current assets	15	180	295
Net change in regulatory balancing accounts	(198)	(291)	(150)
Net change in regulatory assets and liabilities	1	(6)	(2)
Net change in accounts payable	(28)	3	60
Net change in other current liabilities	(215)	(445)	(580)
Net change in other working capital components	(620)	(630)	(224)
Distributions from RBS Sempra Commodities LLP, operating activities	0	0	53
Changes in other assets	(171)	219	34
Changes in other liabilities	17	130	(5)
Net cash provided by operating activities	1,784	2,018	1,867
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2,572)	(2,956)	(2,844)
Expeditures for investments and acquisition of businesses, net of cash acquired	(22)	(445)	(941)
Proceeds from sale of assets	570	74	2
Proceeds from U.S. Treasury grants	238	0	0
Distributions from RBS Sempra Commodities LLP, investing activities	50	0	570
Distributions from other investments	102	207	64
Purchases of nuclear decommissioning and other trust assets	(697)	(738)	(755)
Proceeds from sales by nuclear decommissioning and other trusts	695	733	753
Decrease in restricted cash	329	196	653
Increase in restricted cash	(356)	(218)	(541)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	(14)	0	0
Other cash flows from investing activities	(12)	(11)	(31)
Net cash used in investing activities	(1,689)	(3,158)	(3,070)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(606)	(550)	(440)
Preferred dividends paid by subsidiaries	(5)	(6)	(8)
Redemptions of preferred stock of subsidiary	(82)	0	(80)
Issuances of common stock	62	78	28
Repurchases of common stock	(45)	(16)	(18)
Issuances of debt (maturities greater than 90 days)	2,081	3,097	2,098
Payments on debt (maturities greater than 90 days)	(1,788)	(1,112)	(482)
Proceeds from sale of noncontrolling interest, net of offering costs.	574	0	0
Increase (decrease) in short-term debt, net	256	(47)	(498)
Distributions to noncontrolling interests	(69)	(61)	(16)
Purchase of noncontrolling interests	0	(7)	(43)
Other cash flows from financing activities	(40)	(21)	(7)
Net cash provided by (used in) financing activities	338	1,355	534
Effect of exchange rate changes on cash and cash equivalents	(4)	8	9
Increase (decrease) in cash and cash equivalents	429	223	(660)
Cash and cash equivalents, beginning of period	475	252	912
Cash and cash equivalents, end of period	904	475	252
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	544	458	440
Income tax payments, net of refunds	120	130	144
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	512	0	0
Accrued capital expenditures	437	357	368
Capital expenditures recoverable by U. S. Treasury grants receivable	3	213	0
Sequestration of U.S. Treasury grants receivable	(23)	0	0
Dividends declared but not paid	157	150	120
Cancellation of debt and return of investment	0	0	180
Conversion of debt to equity	0	0	30
Financing of build-to-suit property	14	0	0
Acquisition Of Business [Abstract]
Assets acquired	13	29	2,833
Cash paid, net of cash acquired	(11)	(19)	(611)
Fair of equity method investments immediately prior to the acquisition	0	0	(882)
Fair value of noncontrolling interests	0	0	(279)
Additional consideration accrued	0	0	(32)
Liabilities Assumed	2	10	1,029
San Diego Gas and Electric Company and Subsidiary [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	435	515	455
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	494	490	422
Deferred income taxes and investment tax credits	171	285	290
Utility loss from plant closure	200	0	0
Fixed-price contracts and other derivatives	(8)	(12)	(13)
Other adjustments to reconcile net income to net cash provided by operating activities	(37)	(63)	(68)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(40)	12	6
Net change in due to/from affiliates, net	38	29	6
Net change in income taxes, net	(50)	85	(111)
Net change in inventories	(14)	0	(11)
Net change in other current assets	7	208	309
Net change in regulatory balancing accounts	(140)	(322)	(87)
Net change in accounts payable	50	(42)	68
Net change in interest payable	4	5	6
Net change in other current liabilities	(260)	(419)	(430)
Net change in other working capital components	(405)	(444)	(244)
Changes in other assets	(150)	201	33
Changes in other liabilities	19	129	7
Net cash provided by operating activities	719	1,101	882
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(978)	(1,237)	(1,831)
Proceeds from sale of assets and investments	11	0	1
Purchases of nuclear decommissioning trust assets	(692)	(732)	(748)
Proceeds from sales by nuclear decommissioning trusts	685	723	741
Decrease in restricted cash	82	92	520
Increase in restricted cash	(81)	(81)	(447)
Net cash used in investing activities	(973)	(1,235)	(1,764)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	200
Preferred dividends paid	(5)	(5)	(5)
Redemptions of preferred stock of subsidiary	(82)	0	0
Issuances of long-term debt	450	249	598
Payments on long-term debt	(199)	(10)	(10)
Increase (decrease) in short-term debt, net	59	0	0
Contributions to noncontrolling interests	0	0	5
Distributions to noncontrolling interests	(26)	(40)	0
Other cash flows from financing activities	(3)	(2)	(4)
Net cash provided by (used in) financing activities	194	192	784
Increase (decrease) in cash and cash equivalents	(60)	58	(98)
Cash and cash equivalents, beginning of period	87	29	127
Cash and cash equivalents, end of period	27	87	29
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	187	162	131
Income tax payments, net of refunds	84	(242)	59
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	512	0	0
Accrued capital expenditures	182	153	187
Dividends declared but not paid	0	1	1
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	365	290	288
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	383	362	331
Deferred income taxes and investment tax credits	117	128	130
Other adjustments to reconcile net income to net cash provided by operating activities	(5)	(12)	(6)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(113)	37	(57)
Net change in due to/from affiliates, net	(57)	51	(18)
Net change in income taxes, net	51	(83)	(12)
Net change in inventories	82	(1)	(46)
Net change in other current assets	3	(6)	5
Net change in regulatory balancing accounts	(58)	31	(63)
Net change in accounts payable	(54)	54	(7)
Net change in customer deposits	(1)	1	2
Net change in other current liabilities	24	(24)	(5)
Net change in other working capital components	(123)	60	(201)
Changes in other assets	(52)	14	19
Changes in other liabilities	(4)	4	(7)
Net cash provided by operating activities	681	846	554
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(762)	(639)	(683)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	34	(4)	49
Net cash used in investing activities	(728)	(643)	(634)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(50)	(250)	(50)
Preferred dividends paid	(1)	(1)	(1)
Issuances of long-term debt	0	348	0
Payments on long-term debt	0	(250)	(250)
Increase (decrease) in short-term debt, net	42	0	0
Debt issuance costs	0	(3)	0
Net cash provided by (used in) financing activities	(9)	(156)	(301)
Increase (decrease) in cash and cash equivalents	(56)	47	(381)
Cash and cash equivalents, beginning of period	83	36	417
Cash and cash equivalents, end of period	27	83	36
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	65	62	65
Income tax payments, net of refunds	(52)	16	25
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Accrued capital expenditures	$ 130	$ 115	$ 97